Share-Based Compensation	12 Months Ended
Dec. 31, 2024
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

10. SHARE-BASED COMPENSATION

The following is a summary of share-based compensation expenses reported in the Consolidated Statements of Operations and Comprehensive Loss for the years ended December 31, 2024 and 2023:

	For the Year Ended December 31,
	2024	2023
Research and Development	$3,227,300	$192,371
General and Administrative Expenses	381,348	1,543,803
Total Share-Based Compensation Expense Included in Operating Expenses	$3,608,648	$1,736,174

Share-Based Compensation under 2022 Equity Incentive Plan

On November 22, 2022, the Company adopted the 2022 Equity Incentive Plan (the “2022 Plan”), which provides for the grant of stock options, stock appreciation rights, restricted stock, restricted stock units and performance awards to eligible employees, directors and consultants, to be granted from time to time by the Board of Directors of the Company. The 2022 Plan provides for an automatic increase in the number of shares available for issuance beginning on January 1, 2023 and each January 1 thereafter, by 4% of the number of outstanding shares of common stock on the immediately preceding December 31, or such number of shares as determined by the Board of Directors. Additionally, on July 16, 2024 and November 6, 2024 the Company’s stockholders approved an increase to the number of shares available under the 2022 Plan by 83,334 shares and 100,000 shares, respectively. As of December 31, 2024, the number of remaining shares available for issuance under the 2022 Plan is equal to 154,392.

Stock Grants

On July 11, 2023, the Company recognized $187,200 of share-based compensation expense upon the one-time issuance of 668 shares of common stock to the Company’s Board of Directors, by virtue of the terms of the agreements described in Note 11, which is reflected in general and administrative expenses in the consolidated statement of operations and comprehensive loss.

Stock Options

The Company grants stock options to employees, non-employees, and Directors with exercise prices equal to the closing price of the underlying shares of the Company’s common stock on the Nasdaq Capital Market on the date that the options are granted. Options granted generally have a term of five to ten years from the grant date and are subject to vesting as determined in the individual award agreement. The Company estimates the fair value of stock options on the grant date by applying the Black-Scholes option pricing valuation model.

The following table summarizes the significant assumptions used in determining the fair value of options granted or modified during the years ended December 31, 2024 and 2023:

	2024	2023
Weighted-average grant date fair value	$8.78	$189.60
Risk-free interest rate	3.62% – 4.17%	4.33%
Expected volatility	86.00% – 87.00%	110.00%
Expected term (years)	6.41 – 10.00	3.18
Expected dividend yield	0.00%	0.00%

The following table summarizes the Company’s stock option activities during the year ended December 31, 2024:

	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life (Years)
Options outstanding, December 31, 2023	632	$318.00	$-	4.53
Granted	17,005	54.62	-	10.00
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	-	-	-	-
Options outstanding, December 31, 2024	17,637	$64.06	$-	9.38

Options vested and exercisable, December 31, 2024	4,437	$116.07	$-	8.73

The following table summarizes the Company’s stock option activities during the year ended December 31, 2023:

	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life (Years)
Options outstanding, December 31, 2022	-	$-	$-	-
Granted	632	318.00	-	5.00
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	-	-	-	-
Options outstanding, December 31, 2023	632	$318.00	$-	4.53

Options vested and exercisable, December 31, 2023	632	$318.00	$-	4.53

The aggregate intrinsic value in the tables above reflects the difference between the Company’s closing stock price on the last trading day of the period and the exercise price of the options, multiplied by the number of in-the-money stock options. The intrinsic value of stock options changes based on the price of the Company’s common stock.

On July 16, 2024, the effective date of shareholder approval to increase the number of shares available under the 2022 Plan, the Company determined that the grant date criteria (as defined in ASC 718) was met, and therefore granted 12,838 stock options to certain directors, executives, and non-employees, in accordance with the terms of the individuals’ employment or directors’ agreements, as applicable. On September 26, 2024, the Board of Directors approved the grant of an additional 4,167 stock options to an executive.

For the year ended December 31, 2024, the Company recognized $32,767 of compensation expense related to stock option awards ($119,246 for the year ended December 31, 2023). No stock options were exercised, forfeited, or expired during the period presented. As of December 31, 2024, the Company had $116,466 of unrecognized share-based compensation expense related to unvested options that is expected to be recognized over a weighted-average period of approximately 4.0 years.

Awards Not Yet Granted

In December 2024, the Board approved the grant of a total of 120,000 stock options to two executives at a per share exercise price equal to the closing price of our common stock on January 2, 2025. These options are subject to vesting annually in five equal tranches, with the first tranche fully vested on the date of grant (January 2, 2025) and thereafter, vest on the last date of each fiscal year beginning December 31, 2025. For accounting and disclosure purposes, no fair value has been ascribed to these stock option awards as of December 31, 2024 as the grant date (as defined in ASC 718) had not been established.

Restricted Stock Units

Compensation cost for service-based RSUs is based on the grant date fair value of the award, which is the closing market price of the Company’s common stock on the grant date multiplied by the number of shares awarded.

The following table summarizes the Company’s RSU activity for the year ended December 31, 2024:

	Number of Units	Weighted Average Grant Date Fair Value
Unvested balance, December 31, 2023	-	$-
Granted	-	-
Vested	-	-
Forfeited	-	-
Unvested balance, December 31, 2024	-	$-

The following table summarizes the Company’s RSU activity for the year ended December 31, 2023:

	Number of Units	Weighted Average Grant Date Fair Value
Unvested balance, December 31, 2022	-	$-
Granted	4,270	52.20
Vested	(4,270)	52.20
Forfeited	-	-
Unvested balance, December 31, 2023	-	$-

The Company recognized $0 of compensation expense related to vested RSUs for the year ended December 31, 2024 ($222,480 for the year ended December 31, 2023). During the year ended December 31, 2024, 0 shares of common stock underlying RSUs vested (4,270 during the year ended December 31, 2023). During the year ended December 31, 2024, the Company issued 4,270 shares of common stock pursuant to RSUs which were fully vested as of December 31, 2023. At December 31, 2024, the Company had no unrecognized compensation cost related to unvested RSUs.

Annual Performance Bonus

In December 2024, the Board approved the payment of 2024 performance bonuses to executives of the Company. Each executive was provided the option of receiving up to $20,000 in cash, with the remainder paid in shares of common stock determined based on the closing market price on January 2, 2025. All shares issued are eligible for net settlement up to the maximum allowable amount according to the IRS of 22%. As the number of shares is variable, the Company determined this represents a liability for the fixed monetary amount that will be settled in shares. As of December 31, 2024, the share-based liability amounted to $121,544, which is presented as a component of Accounts Payable and Accrued Expenses on the accompanying Consolidated Balance Sheets. The share-based portion of the 2024 performance bonuses was settled by the Company on January 20, 2025. See Note 12.

Share-Based Payments to Vendors for Services

During the years ended December 31, 2024 and 2023, the Company issued 0 and 15,500 fully vested, nonforfeitable common stock shares, respectively, as share-based payments to two nonemployees, Florida State University Research Fund, Inc. and Kentucky Technology Inc, in exchange for research and development services to be rendered to the Company in the future. The Company recognizes prepaid research and development costs on the grant date, as defined in ASC 718. Florida State University Research Fund, Inc. agreed to render research and development services related to the development of celgosivir over a period of up to five years using the proceeds from the sale of the Company’s common shares to fund the services. Prepaid research and development costs recognized associated with the Florida State University Research Fund, Inc. are expected to be rendered within one year. Kentucky Technology Inc. agreed to furnish a written report on the potential development of SJ733 + tafenoquine in exchange for fully vested shares of the Company’s common stock. On May 3, 2024, the Company indicated to Kentucky Technology, Inc. that the report (delivered in April 2024) was acceptable to the Company. Upon acceptance, the Company recognized $2,625,000 of share-based compensation expense, which is reflected in Research and Development expense in the results of operations for the year ended December 31, 2024. As of December 31, 2024, the unamortized balance of prepaid assets related to these share-based payments for research and development costs for which the grant date criteria has been met and the services are expected to be rendered within one year is $129,710 ($2,730,685 at December 31, 2023), which is presented as a component of Prepaid and Other Assets on the accompanying Consolidated Balance Sheets.

In addition to share-based payments for research and development services, during the years ended December 31, 2024 and 2023, 0 and 9,217 common stock shares, respectively, were issued as fully vested, nonforfeitable equity instruments to nonemployees. As of December 31, 2024, the unamortized balance of current prepaid assets related to these share-based payments for which the services are expected to be rendered within one year is $176,471 ($948,581 at December 31, 2023), which is reported in Prepaid and Other Assets on the Consolidated Balance Sheets. The unamortized balance of noncurrent prepaid assets related to these share-based payments for which the services are expected to be rendered beyond one year is $66,176 ($242,647 at December 31, 2023), reported in Long-Term Prepaid Expense on the Consolidated Balance Sheets.

The agreements with the nonemployees do not include any provisions to claw back the share-based payments in the event of nonperformance by the nonemployees. Subject to applicable federal and state securities laws, the nonemployees can sell the received equity instruments.

Deemed Capital Contribution for Related Party Compensation Expense

During the year ended December 31, 2023, the Company’s Chief Executive Officer, Geoff Dow, and Chief Financial Officer, Tyrone Miller, agreed to forego payment of cash compensation for certain periods they were active employees of the Company. In accordance with SEC Staff Accounting Bulletin (“SAB”) 5T, Accounting for Expenses or Liabilities Paid by Principal Stockholder(s), the Company recorded $163,228 as general and administrative expense as a deemed capital contribution, which was reflected as an increase in Additional Paid-in Capital in the consolidated financial statements. The deemed capital contribution represents the compensation costs that would have been paid by the Company during the year ended December 31, 2023 had the officers not agreed to non-payment.